UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2010
                                                  -------------------------

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Dr. Jeffrey R. Jay, M.D.
                ----------------------------------------------
Address:                165 Mason Street - 3rd Floor
                ----------------------------------------------
                        Greenwich, CT  06830
                ----------------------------------------------

13F File Number:  028-12517
                  ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
                --------------------------------------------------------
Title:
                --------------------------------------------------------
Phone:
                --------------------------------------------------------

Signature, Place, and Date of Signing:

  /S/ Dr. Jeffrey R. Jay, M.D.          Greenwich, CT         February 14, 2011
--------------------------------      -----------------     --------------------
      [Signature]                       [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number             Name

      28-
         ------------             -------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2
                                          --------------

Form 13F Information Table Entry Total:       36
                                          --------------

Form 13F Information Table Value Total:   $   169,930
                                          --------------
                                            (thousands)

List of Other Included Managers:          Mr. David Kroin
                                          Great Point Partners, LLC

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           13F File Number           Name

1             028-13262                 Mr. David Kroin
2             028-11743                 Great Point Partners, LLC

                                            TITLE OF           MARKET VALUE SHARE /    SHARE / PUT /
NAME OF ISSUER                              CLASS    CUSIP     (USD)        PRN AMOUNT PRN     CALL
AMAG PHARMACEUTICALS, INC. CMN                  COM  00163U106 5,112,000    282,405         SH
ABIOMED INC CMN                                 COM  003654100 1,696,000    176,500         SH
ADOLOR CORP CMN                                 COM  00724X102 1,936,000    1,600,000       SH
ALIGN TECHNOLOGY INC CMN                        COM  016255101 3,908,000    200,000         SH
ALLOS THERAPEUTICS INC CMN                      COM  019777101 2,040,000    442,500         SH
AMICUS THERAPEUTICS INC CMN                     COM  03152W109 12,888,000   2,742,023       SH
ANADYS PHARMACEUTICALS, INC. CMN                COM  03252Q408 4,260,000    3,000,000       SH
BIOSANTE PHARMACEUTICALS, INC. CMN              COM  09065V203 12,972,000   7,909,706       SH
CEPHEID INC CMN                                 COM  15670R107 470,000      20,643          SH
COOPER COMPANIES INC (NEW) CMN                  COM  216648402 1,409,000    25,000          SH
DYNAVAX TECHNOLOGIES CORP CMN                   COM  268158102 19,821,000   6,194,000       SH
ENDOLOGIX INC CMN                               COM  29266S106 1,251,000    175,000         SH
GEN-PROBE INCORPORATED CMN                      COM  36866T103 2,042,000    35,000          SH
HANSEN MEDICAL, INC. CMN                        COM  411307101 2,235,000    1,500,000       SH
PUT/ISPH      @  5 EXP 01/22/2011               PUT  457733103 108,000      2,888           SH   PUT
PUT/ISPH      @  5 EXP 03/19/2011               PUT  457733103 71,000       1,016           SH   PUT
INSULET CORPORATION CMN                         COM  45784P101 1,938,000    125,000         SH
INTEGRA LIFESCIENCES HOLDING CORPORATION        COM  457985208 3,311,000    70,000          SH
PUT/ITMN      @  10 EXP 01/22/2011              PUT  45884X103 10,000       5,000           SH   PUT
CALL/ITMN     @  10 EXP 01/22/2011              CALL 45884X103 13,200,000   5,000           SH  CALL
IRONWOOD PHARMACEUTICALS, INC. CMN              COM  46333X108 2,505,000    242,000         SH
LIFE TECHNOLOGIES CORPORATION CMN               COM  53217V109 2,775,000    50,000          SH
MAXYGEN INC. CMN                                COM  577776107 11,000       2,721           SH
MERIT MEDICAL SYS INC CMN                       COM  589889104 1,979,000    125,000         SH
NPS PHARMACEUTICALS INC CMN                     COM  62936P103 16,650,000   2,107,623       SH
ONCOGENEX PHARMACEUTICAL INC CMN                COM  68230A106 10,655,000   634,602         SH
REPLIGEN CORP CMN                               COM  759916109 4,456,000    950,000         SH
RESMED INC. CMN                                 COM  761152107 4,676,000    135,000         SH
RIGEL PHARMACEUTICALS INC CMN                   COM  766559603 7,530,000    1,000,000       SH
SANTARUS INC CMN                                COM  802817304 3,270,000    1,000,000       SH
SOLTA MEDICAL, INC CMN                          COM  83438K103 6,453,000    2,115,925       SH
TALECRIS BIOTHERAPEUTICS CMN HOLDINGS CORP.     COM  874227101 3,495,000    150,000         SH
THERMO FISHER SCIENTIFIC INC CMN                COM  883556102 5,536,000    100,000         SH
TOMOTHERAPY INCORPORATED CMN                    COM  890088107 2,708,000    750,000         SH
COVIDIEN PLC CMN                                COM  G2554F105 3,653,000    80,000          SH
ORTHOFIX INTERNATIONAL CMN                      COM  N6748L102 2,900,000    100,000         SH

                                                    TO BE COMPLETED BY INVESTMENT MANAGER
NAME OF ISSUER                                ------------------------------------------------
                                              INVESTMENT     OTHER         VOTING AUTHORITY
                                              DISCRETION     MANAGERS    SOLE     SHARED  NONE
AMAG PHARMACEUTICALS, INC. CMN                SHARE-DEFINED  1,2         282,405       0  NONE
ABIOMED INC CMN                               SHARE-DEFINED  1,2         176,500       0  NONE
ADOLOR CORP CMN                               SHARE-DEFINED  1,2       1,600,000       0  NONE
ALIGN TECHNOLOGY INC CMN                      SHARE-DEFINED  1,2         200,000       0  NONE
ALLOS THERAPEUTICS INC CMN                    SHARE-DEFINED  1,2         442,500       0  NONE
AMICUS THERAPEUTICS INC CMN                   SHARE-DEFINED  1,2       2,742,023       0  NONE
ANADYS PHARMACEUTICALS, INC. CMN              SHARE-DEFINED  1,2       3,000,000       0  NONE
BIOSANTE PHARMACEUTICALS, INC. CMN            SHARE-DEFINED  1,2       7,909,706       0  NONE
CEPHEID INC CMN                               SHARE-DEFINED  1,2          20,643       0  NONE
COOPER COMPANIES INC (NEW) CMN                SHARE-DEFINED  1,2          25,000       0  NONE
DYNAVAX TECHNOLOGIES CORP CMN                 SHARE-DEFINED  1,2       6,194,000       0  NONE
ENDOLOGIX INC CMN                             SHARE-DEFINED  1,2         175,000       0  NONE
GEN-PROBE INCORPORATED CMN                    SHARE-DEFINED  1,2          35,000       0  NONE
HANSEN MEDICAL, INC. CMN                      SHARE-DEFINED  1,2       1,500,000       0  NONE
PUT/ISPH      @  5 EXP 01/22/2011             SHARE-DEFINED  1,2           2,888       0  NONE
PUT/ISPH      @  5 EXP 03/19/2011             SHARE-DEFINED  1,2           1,016       0  NONE
INSULET CORPORATION CMN                       SHARE-DEFINED  1,2         125,000       0  NONE
INTEGRA LIFESCIENCES HOLDING CORPORATION      SHARE-DEFINED  1,2          70,000       0  NONE
PUT/ITMN      @  10 EXP 01/22/2011            SHARE-DEFINED  1,2           5,000       0  NONE
CALL/ITMN     @  10 EXP 01/22/2011            SHARE-DEFINED  1,2           5,000       0  NONE
IRONWOOD PHARMACEUTICALS, INC. CMN            SHARE-DEFINED  1,2         242,000       0  NONE
LIFE TECHNOLOGIES CORPORATION CMN             SHARE-DEFINED  1,2          50,000       0  NONE
MAXYGEN INC. CMN                              SHARE-DEFINED  1,2           2,721       0  NONE
MERIT MEDICAL SYS INC CMN                     SHARE-DEFINED  1,2         125,000       0  NONE
NPS PHARMACEUTICALS INC CMN                   SHARE-DEFINED  1,2       2,107,623       0  NONE
ONCOGENEX PHARMACEUTICAL INC CMN              SHARE-DEFINED  1,2         634,602       0  NONE
REPLIGEN CORP CMN                             SHARE-DEFINED  1,2         950,000       0  NONE
RESMED INC. CMN                               SHARE-DEFINED  1,2         135,000       0  NONE
RIGEL PHARMACEUTICALS INC CMN                 SHARE-DEFINED  1,2       1,000,000       0  NONE
SANTARUS INC CMN                              SHARE-DEFINED  1,2       1,000,000       0  NONE
SOLTA MEDICAL, INC CMN                        SHARE-DEFINED  1,2       2,115,925       0  NONE
TALECRIS BIOTHERAPEUTICS CMN HOLDINGS CORP.   SHARE-DEFINED  1,2         150,000       0  NONE
THERMO FISHER SCIENTIFIC INC CMN              SHARE-DEFINED  1,2         100,000       0  NONE
TOMOTHERAPY INCORPORATED CMN                  SHARE-DEFINED  1,2         750,000       0  NONE
COVIDIEN PLC CMN                              SHARE-DEFINED  1,2          80,000       0  NONE
ORTHOFIX INTERNATIONAL CMN                    SHARE-DEFINED  1,2         100,000       0  NONE